Note 1 - Summary of Significant Accounting Policies, Net Sales from Significant Customers by Segment (Q2) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Medical segment
Stryker (in Dollars)	$ 4,110	$ 4,981	$ 4,507	$ 3,968	$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862	$ 7,620	$ 17,108	$ 15,287
Stryker [Member] | Medical [Member] | Sales Revenue, Segment [Member] | Customer Concentration Risk [Member]
Medical segment
Segement, concentration risk	11.00%			35.00%						13.00%	36.00%	35.00%	26.00%
Stryker [Member] | Medical [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Medical segment
Segement, concentration risk	9.00%			30.00%						11.00%	31.00%	29.00%	20.00%
Stryker [Member] | Medical [Member] | Customer Concentration Risk [Member]
Medical segment
Stryker (in Dollars)	362			1,201						840	2,346	4,911	3,052
Medical [Member]
Medical segment
Stryker (in Dollars)	$ 3,267			$ 3,399						$ 6,327	$ 6,428	$ 14,133	$ 11,630